Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 49,109	$ 48,518	$ 49,414
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 93,581	$ 92,265
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 836	$ 830	$ 774
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 43,920	$ 44,413
Selected non-current assets (in % of total selected non-current assets)	47.00%	48.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,935	$ 17,117	$ 18,079
Net sales (in % of total net sales)	34.00%	35.00%	37.00%
Total of selected non-current assets	$ 28,476	$ 28,484
Selected non-current assets (in % of total selected non-current assets)	30.00%	31.00%
UK
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,160	$ 1,182	$ 1,277
Net sales (in % of total net sales)	2.00%	2.00%	3.00%
Total of selected non-current assets	$ 7,957	$ 6,892
Selected non-current assets (in % of total selected non-current assets)	9.00%	7.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,690	$ 3,634	$ 3,262
Net sales (in % of total net sales)	8.00%	7.00%	7.00%
Total of selected non-current assets	$ 3,128	$ 2,733
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
France
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,490	$ 2,390	$ 2,269
Net sales (in % of total net sales)	5.00%	5.00%	5.00%
Total of selected non-current assets	$ 284	$ 199
Japan
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,177	$ 3,267	$ 3,163
Net sales (in % of total net sales)	6.00%	7.00%	6.00%
Total of selected non-current assets	$ 148	$ 145
Other
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,821	$ 20,098	$ 20,590
Net sales (in % of total net sales)	43.00%	42.00%	40.00%
Total of selected non-current assets	$ 9,668	$ 9,399
Selected non-current assets (in % of total selected non-current assets)	11.00%	11.00%